PROVISION FOR EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2024
PROVISION FOR EMPLOYEE BENEFITS
PROVISION FOR EMPLOYEE BENEFITS

NOTE 13 – PROVISION FOR EMPLOYEE BENEFITS

Short term provision for employee benefits

	2024	2023

Provision for personnel bonus	405,791	290,998
Provision for unused vacation	116,333	126,848

	522,124	417,846

The movements in provisions for personnel bonus and unused vacation for the years ended 31 December 2024 and 2023 are as follows:

		Current	Paid
	1 January	year	during	Monetary	31 December
	2024	charge	the year	gain	2024

Personnel bonus	290,998	459,019	(272,718)	(71,508)	405,791
Unused vacation	126,848	41,712	(8,861)	(43,366)	116,333

	417,846	500,731	(281,579)	(114,874)	522,124

		Current	Paid
	1 January	year	during	Monetary	31 December
	2023	charge	the year	gain	2023

Personnel bonus	285,432	372,066	(253,671)	(112,829)	290,998
Unused vacation	85,851	113,671	(16,222)	(56,452)	126,848

	371,283	485,737	(269,893)	(169,281)	417,846

Long term provision for employee benefits

	2024	2023

Provision for post-employment benefits	153,780	150,563

	153,780	150,563

Post-employment benefits

Under the Turkish Labour Law, the Company is required to pay post-employment benefits to each employee who has completed one year of service and whose employment is terminated without due cause, or who is called up for military service, dies or retires after completing 25 years of service (20 years for women) and achieves the retirement age (58 for women and 60 for men). The maximum amount payable equivalent to one month’s salary for each year of service limited to a maximum of TRY41,828.42 for each year of service at 31 December 2024 (2023: TRY23,489.83 (historical amount)).

Post-employment benefit liability is not funded and there is no legal funding requirement.

NOTE 13 – PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

IAS 19 “Employee Benefits” requires actuarial valuation methods to be developed to estimate the Group’s obligation under the defined benefit plans. Actuarial gain/(loss) is accounted under the “Actuarial gain/(loss) on the equity”. The following actuarial assumptions are used in the calculation of the total liability:

	2024	2023

Discount rate (%)	3.00	2.46
Probability of retirement (%)	74.65	74.63

The principal assumption is that the maximum liability for each year of service will increase in line with inflation. Thus, the discount rate applied represents the expected real rate after adjusting for the anticipated effects of future inflation. The retirement pay provision ceiling TRY46,655.43 (historical amount) which is effective from 1 January 2025, is taken into consideration in the calculation of provision for employment termination benefits (31 December 2023: TRY35,058.58 (historical amount) effective from 1 January 2024).

The movements in the provision for the post-employment benefit for the years ended 31 December 2024 and 2023 are as follows:

	2024	2023

At 1 January	150,563	39,151
Charge for the year	48,252	65,236
Interest cost	21,504	17,990
Actuarial losses	22,071	108,441
Payments during the year	(35,363)	(29,923)
Monetary gain	(53,247)	(50,332)

At 31 December	153,780	150,563

Share-based payments

On 25 March 2021, the Group approved a new share-based payment plan to some of its key management personnel which modified the previously created share-based payment plans. Additionally, on 31 July 2021, the Group decided to grant to some of its other executives, a share-based plan with similar terms offered to its executives. The share-based payment plans consist of a cash settlement clause (20% of the total share-based payment award) in the event that an initial public offering (“IPO”) takes place until 2021 year-end and at least 20% of the Company’s shares are sold in the IPO (non-market performance condition). Both the cash and equity settlement (which depend on the valuation of the shares during the IPO) take place only in case the valuation of the Company’s shares in the IPO achieves a certain threshold (market performance condition). The same plan has an equity settlement clause where the executives will be entitled to receive Company’s shares based on the value of the shares in the IPO (20% of the share-based payment award for each year starting from 18 months after the IPO for the next 3 years). Shares will be delivered to executives in the condition that they continue working for the Company in the respective payment dates (service condition). Remaining 20% of the share-based payment plan will be delivered on the above same dates to executives in terms of Company’s shares based on Company’s meeting at least 90% of its business plans as of respective years (non-market performance condition) and depending on their performance in the relevant period as determined by the Board of Directors.

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

Share-based payments (Continued)

On 24 April 2023, the Board of Directors adopted revisions to Group’s share based payment plan dated 24 March 2021 for key executives, directors, managers, officers, employees and consultants who contribute to the Group’s performance. The revisions made to the share based payment plan consisted of allocating the unused portion of the share amount of the First Period into two newly created periods, namely, the Fourth Period and the Fifth Period, without changing the eligibility criteria of the share based payment plan and without affecting the vested rights of the individuals that have been covered under the First, Second and Third Period based on their individual agreement signed prior to the date of the revision.

The equity settled payments are triggered upon meeting certain “vesting” and “performance target” conditions which are evaluated separately. In the plan approved on 25 March 2021, service-based awards vest in three tranches until 31 January 2025. In the plan approved on 24 April 2023, service-based awards vest in three tranches until 31 January 2027. The cost of equity settled plans granted on grant date is allocated over the expected vesting period against equity on a pro rata basis. The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model. Fair value calculation prior to the realization of IPO was performed using a combination of income approach and market approach. For equity-settled plans granted after the realization of IPO, fair value of shares traded in NASDAQ at grant date was used.

The following table summarizes the Group’s granted share units:

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2023	2,835,380	324.74

Units granted	2,367,881	98.34
Units vested	(2,632,362)	68.36
Units forfeited (vested)	(83,945)	44.17

Outstanding as of 31 December 2024	2,486,954	442.59

		Weighted average
	Number of units	grant date fair value
Outstanding as of 31 December 2022	1,766,235	294.20

Units granted	2,726,388	56.39
Units vested	(1,631,405)	94.17
Units forfeited (not yet vested) (*)	(25,838)	32.34

Outstanding as of 31 December 2023	2,835,380	324.74

(*)	Forfeited but not yet vested units consist of units granted on 9 December 2022 and forfeited before vesting period.

NOTE 13 - PROVISION FOR EMPLOYEE BENEFITS (Continued)

Long term provision for employee benefits (Continued)

Share-based payments (Continued)

During 2024, the fair value of granted share units that vested is TRY179,945 thousand (2023: TRY153,622 thousand) included in “other capital reserves” in the statement of changes in equity and in payroll and outsource staff expenses in the statement of comprehensive income/(loss). Scheduled vesting of outstanding restricted stock units as of 31 December 2024 and 2023 is as follows:

	2024	2023
2024	—	1,639,156
2025	1,792,403	857,167
2026	653,423	319,632
2027	41,128	19,425

Total	2,486,954	2,835,380